Investment Objectives and Goals	Oct. 30, 2026
F/m Ultrashort Tax-Free Municipal ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide federally tax-exempt income with limited rate sensitivity.